Commitments and Contingencies - Future Minimal Lease and Rental Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 5,599
2016	2,268
2017	2,214
2018	187
2019	21
Total	$ 10,289